Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Jun. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Nov. 03, 2011 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Dec. 31, 2011 Accumulated Foreign Currency Translation Adjustment [Member] Successor [Member]	Nov. 03, 2011 Accumulated Foreign Currency Translation Adjustment [Member] Predecessor [Member]	Dec. 31, 2010 Accumulated Foreign Currency Translation Adjustment [Member] Predecessor [Member]	Dec. 31, 2009 Accumulated Foreign Currency Translation Adjustment [Member] Predecessor [Member]	Dec. 31, 2011 Accumulated Derivative Gains (Losses) [Member] Successor [Member]	Nov. 03, 2011 Accumulated Derivative Gains (Losses) [Member] Predecessor [Member]	Dec. 31, 2010 Accumulated Derivative Gains (Losses) [Member] Predecessor [Member]	Dec. 31, 2009 Accumulated Derivative Gains (Losses) [Member] Predecessor [Member]
Other Comprehenisve Income Loss, Net of Tax [Roll Forward]
Balances, Beginning			$ (5,841)		$ 17,421	$ 17,421				$ 17,421	$ 15,939	$ 9,006		$ 18,511	$ 21,434	$ 17,612	$ 0	$ (1,090)	$ (5,495)	$ (8,606)
Foreign currency translation adjustment, net of tax benefit of $278 for the period November 4, 2011 to December 31, 2011, and tax expense of $(68), $(118), and $(148) for the period January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	(5,841)	(9,940)	(3,184)	1,914	9,778	1,836	(2,923)	3,822	(5,841)	1,836	(2,923)	3,822	(5,841)	1,836	(2,923)	3,822
Foreign currency translation adjustment, taxes									278	(68)	(118)	(148)
Net derivative loss, net of tax benefits of $(876), $(958), and $(2,226), for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	0	0	0	(1,100)	(1,460)	(1,627)	(1,780)	(4,133)		(1,627)	(1,780)	(4,133)						(1,627)	(1,780)	(4,133)
Net derivative loss, tax benefits						876	958	2,226	0	(876)	(958)	(2,226)
Amount of loss reclassified from accumulated OCI into income, net of tax benefits of $1,463, $3,330, and $3,901 for the period from January 1, 2011 to November 3, 2011, and the years ended December 31, 2010 and 2009, respectively	0	0	0	451	1,113	2,717	6,185	7,244		2,717	6,185	7,244						2,717	6,185	7,244
Amount of loss reclassified from accumulated OCI into income, tax benefits						1,463	3,330	3,901	0	1,463	3,330	3,901
Elimination of pre-merger balance through purchase accounting									(20,347)				(20,347)
Balances, Ending	$ (5,841)	$ (9,025)	$ (9,025)				$ 17,421		$ (5,841)	$ 20,347	$ 17,421	$ 15,939	$ (5,841)	$ 20,347	$ 18,511	$ 21,434	$ 0	$ 0	$ (1,090)	$ (5,495)